Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Accounts and notes receivable

	December 31, 2019	December 31, 2020
	NT$000	NT$000
Accounts receivable	4,454,255	5,365,776
Less: Loss allowance	(1,351)	(1,620)

	4,452,904	5,364,156

Aging of Accounts Receivable which are Past Due but not Impaired

	December 31, 2019	December 31, 2020
	NT$000	NT$000
Current	4,440,081	5,272,208
Within 1 month	13,733	93,568
1 – 2 months	441	—

	4,454,255	5,365,776